Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Income Tax Disclosure [Abstract]
Effective tax rate from continuing operations	19.60%	17.30%	17.30%	18.40%	17.60%
Gross unrecognized tax benefits	$ 1,234		$ 1,172	$ 1,068	$ 917
Accrued income tax interest and penalties	157		141	88	120
Unrecognized tax benefits that would impact effective tax rate	1,138		1,104	1,028	858
Income (Loss) from Continuing Operations before Income Taxes, by Jurisdiction
U.S.			1,690	1,806	1,620
International			2,015	2,445	2,525
Earnings before income taxes	1,083	1,153	3,705	4,251	4,145
Current tax expense:
U.S.			532	509	664
International			248	219	231
Total current tax expense			780	728	895
Deferred tax expense (benefit):
U.S.			(175)	46	(138)
International			35	10	(27)
Net deferred tax expense (benefit)			(140)	56	(165)
Total provision for income taxes	212	200	640	784	730
Valuation allowance			397	313
Deferred tax assets:
Net operating loss, capital loss, and credit carryforwards			487	423
Other accrued liabilities			205	140
Accrued compensation			201	98
Pension and post-retirement benefits			194	239
Stock-based compensation			171	223
Other			142	200
Inventory			118	121
Federal and state benefit on uncertain tax positions			79	57
Unrealized loss on available-for-sale securities and derivative financial instruments			29	0
Gross deferred tax assets			1,626	1,501
Valuation allowance			(397)	(313)
Total deferred tax assets			1,229	1,188
Deferred tax liabilities:
Intangible assets			(652)	(712)
Basis impairment			(225)	(214)
Realized loss on derivative financial instruments			(110)	(110)
Other			(24)	(29)
Accumulated depreciation			(20)	(56)
Unrealized gain on available-for-sale securities and derivative financial instruments			0	(87)
Total deferred tax liabilities			(1,031)	(1,208)
Prepaid income taxes			320	321
Income tax receivables			113	114
Tax assets, net			631	415
Reported as (after valuation allowance and jurisdictional netting):
Tax assets	599		736	539
Long-term tax assets	199		300	232
Deferred tax liabilities	(19)		(19)	(16)
Long-term deferred tax liabilities	(377)		(386)	(340)
Tax assets, net			631	415
Effective Income Tax Rate Reconciliation
U.S. federal statutory tax rate			35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
U.S. state taxes, net of federal tax benefit			0.60%	0.50%	0.90%
Research and development credit			(0.50%)	(1.10%)	(0.60%)
Domestic production activities			(0.40%)	(0.30%)	(0.50%)
International			(17.70%)	(16.70%)	(16.90%)
Puerto Rico Excise Tax			(1.60%)	(1.30%)	(1.40%)
Impact of restructuring charges, net, certain litigation charges, net, and acquisition-related items			5.60%	2.00%	0.30%
Reversal of excess tax accruals			(1.90%)	0.00%	(0.80%)
Valuation allowance release			0.00%	(0.20%)	(0.80%)
Other, net			(1.80%)	0.50%	2.40%
Effective tax rate	19.60%	17.30%	17.30%	18.40%	17.60%
Unrecognized Tax Benefits Reconciliation
Gross unrecognized tax benefits at beginning of fiscal year	1,172	1,068	1,068	917	769
Gross increases:
Prior year tax positions			64	12	47
Current year tax positions			166	169	171
Gross decreases:
Prior year tax positions			(58)	(21)	(53)
Settlements			(66)	(6)	(4)
Statute of limitation lapses			(2)	(3)	(13)
Gross unrecognized tax benefits at end of fiscal year	$ 1,234		$ 1,172	$ 1,068	$ 917